Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Goodwill [Line Items]
Goodwill, at beginning of period	¥ 2,158,512		¥ 2,094,839
Accumulated impairment losses, at beginning of period	(1,740,556)		(1,740,556)
Goodwill, Net at beginning of period	417,956		354,283
Goodwill acquired during the six months	42,351	[1]
Foreign currency translation adjustments and other	37,116		3,834
Goodwill, at end of period	2,237,979		2,098,673
Accumulated impairment losses, at end of period	(1,740,556)		(1,740,556)
Goodwill, Net at end of period	¥ 497,423		¥ 358,117

[1]	See Note 2 for the goodwill acquired in connection with acquisitions.